Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 30,616,281	$ 15,385,092
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	22,448,019	15,200,461
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(6,466,624)	7,915,903
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,864,072	(1,709,649)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	10,837,509	4,748,257
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	139,270	290,270
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(916,623)	4,115,414
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,026,914)	383,721
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	17,017,329	(543,455)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 8,168,262	$ 184,631